Acquisition	12 Months Ended
Dec. 31, 2017
Acquisition [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITION

Digiflex Ltd:

On December 3, 2017 (“Transaction Date”), the Company consummated the acquisition of 100% of the shares of Digiflex Ltd (“Digiflex”) and its two wholly-owned subsidiaries: Digiflex Inc. and Digiflex HK Limited in an all-stock transaction. Digiflex was incorporated in Israel in March 2008, it manufactures printing machines, which offers solutions for inkjet print-quality technologies. Digiflex develops a unique bi-component ink, which enables the use of ink-jet technology in various industrial procedures. Digiflex Inc. was incorporated in the United States and is engaged in sales and marketing of the Digiflex’s products. Digiflex HK Limited was incorporated in Hong-Kong and is inactive since inception. The Company issued 6,560,471 shares and 198,788 stock options to Digiflex former shareholders and option holders. Upon closing, the Company was owned 25% by the pre closing Digiflex shareholders and option holders and 75% by the pre closing shareholders and option holders of Company on a fully diluted basis as defied in the agreement.

In addition, as part of the purchase agreement, Digiflex former shareholders’ also invested $200 thousand in Digiflex prior to the transaction to satisfy some of its liabilities.

The Company incurred acquisition related costs totaling $75,000 in cash and also granted 675,926 warrants to the Company’s consultants at an exercise price of NIS 0.01 per ordinary share, the fair value of the warrants amounted to $675,926 and were included within acquisition related costs on the statement of operations. The issued 675,926 warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, as of December 31, 2017, the Company classified the warrants as liabilities in the amount of $675,926.

The main reason for the acquisition is to get the special technologies developed by Digiflex, a special cost efficient printer based on a commercial printing platform, very high accuracy (ten (10) inks in parallel printing) and special polymeric inks.

The Digiflex transaction is reflected in accordance with ASC Topic 805, “Business Combinations”, using the acquisition method of accounting. The total purchase price was allocated to Digiflex’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible assets and intangible assets was recorded as goodwill. The goodwill is attributable primarily to the fact the technology has been developed and proven in the market, thereby hopefully reducing its risks. The related goodwill and intangible assets are not deductible for tax purposes.

The allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Restricted cash	$15,380
Accounts receivable	90,825
Prepaid expenses and other current assets	195,580
Inventory	32,500
Property and equipment	116,884
Short-term bank loan	(80,829)
Trade payable	(486,407)
Employees and payroll accruals	(171,319)
Accrued expenses and other current liabilities	(502,251)
Intangible assets	4,330,311
Goodwill	3,187,417
Total purchase price	$6,728,091

Intangible assets:

The fair value of intangible assets was based on the market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the Digiflex acquisition:

	Purchase price	Estimated useful life

Technology	$4,284,315	Ten (10) years
Backlog	45,996	One (1) year

Total amount allocated to intangible assets	$4,330,311

The following unaudited condensed combined pro forma information for the years ended December 31, 2017 and 2016, gives effect to the acquisition of Digiflex as if it had occurred on January 1, 2016. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods.

	Year ended December 31
	2017	2016

Revenues	$471,543	$670,889
Net loss	4,669,232	4,206,916

Basic and diluted net loss per share	$0.31	$0.31